Stock-Based Compensation (Details)	6 Months Ended
Jun. 30, 2018 $ / shares shares
Number of Shares Outstanding, Beginning Balance
Number of Shares, Granted	947,917
Number of Shares Outstanding, Ending Balance	947,917
Options [Member]
Number of Shares Outstanding, Beginning Balance
Number of Shares, Granted	947,917
Number of Shares Outstanding, Ending Balance	947,917
Weighted Average Exercise Price Outstanding, Beginning Balance | $ / shares
Weighted Average Exercise Price, Granted | $ / shares	1.50
Weighted Average Exercise Price, Outstanding Ending Balance | $ / shares	$ 1.50
Weighted Average Remaining Contractual Term (in years), Granted	10 years